Financial liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of financial liabilities [abstract]
Disclosure of Financial Liabilities
(1) Financial liabilities
Financial liabilities consist of the following:

	Yen in millions
			Non-cash changes
	As of April 1, 2021	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2022

Current liabilities
Short-term debt	4,339,890	(579,216)	—	—	334,639	—	9,544	4,104,858
Current portion of long-term debt	7,584,337	(8,548,156)	—	7,410,991	572,070	—	7,604	7,026,845
Current portion of long-term lease liabilities	47,120	(54,879)	—	34,071	2,192	—	27,632	56,136
Class share	240,712	(240,630)	—	—	—	—	(83)	—

Current liabilities	12,212,060	(9,422,881)	—	7,445,062	908,902	—	44,697	11,187,839

Non-current liabilities
Long-term debt	13,133,804	8,122,678	—	(7,410,991)	1,095,463	—	2,773	14,943,727
Long-term lease liabilities	313,771	—	110,996	(34,071)	14,203	—	(40,107)	364,792
Class share	—	—	—	—	—	—	—	—

Non-current liabilities	13,447,575	8,122,678	110,996	(7,445,062)	1,109,666	—	(37,334)	15,308,519

Total	25,659,635	(1,300,203)	110,996	—	2,018,568	—	7,363	26,496,358

Derivatives	3,211	(12,026)	—	—	689	15,348	—	7,221

	Yen in millions
			Non-cash changes
	As of April 1, 2022	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2023

Current liabilities
Short-term debt	4,104,858	239,689	—	—	231,700	—	13,926	4,590,173
Current portion of long-term debt	7,026,845	(8,283,375)	—	8,380,467	467,956	—	56,704	7,648,596
Current portion of long-term lease liabilities	56,136	(69,658)	—	39,311	1,424	—	39,657	66,870
Class share	—	—	—	—	—	—	—	—

Current liabilities	11,187,839	(8,113,344)	—	8,419,778	701,080	—	110,286	12,305,639

Non-current liabilities
Long-term debt	14,943,727	9,276,918	—	(8,380,467)	836,348	—	8,858	16,685,384
Long-term lease liabilities	364,792	—	116,298	(39,311)	9,277	—	(61,807)	389,250
Class share	—	—	—	—	—	—	—	—

Non-current liabilities	15,308,519	9,276,918	116,298	(8,419,778)	845,626	—	(52,949)	17,074,634

Total	26,496,358	1,163,574	116,298	—	1,546,706	—	57,337	29,380,273

Derivatives	7,221	77,098	—	—	(5,202)	(141,475)	—	(62,359)

Disclosure of Short Term Debt
(2) Short-term debt
The breakdown of “Short-term debt” is as follows:

	Yen in millions
	March 31,
	2022	2023

Short-term debt
(Principally from bank)
[Weighted average interest rate
2022 1.64%
2023 2.02%]	852,301	916,725
Commercial paper
[Weighted average interest rate
2022 0.38%
2023 3.81%]	3,252,556	3,673,447

	4,104,858	4,590,173

Disclosure of Long Term Debt
(3) Long-term debt
The breakdown of “Long-term debt” is as follows:

	Yen in millions
	March 31,
	2022	2023

Unsecured loans
(Principally from bank)
[ 2022
Weighted average interest 1.83%
Due 2022 to 2042
2023
Weighted average interest 3.18%
Due 2023 to 2042]	4,990,165	5,719,366
Secured loans
(Principally financial receivables securitization)
[ 2022
Weighted average interest 1.02%
Due 2022 to 2034
2023
Weighted average interest 3.82%
Due 2023 to 2034]	3,902,766	5,266,411
Medium-term notes of consolidated subsidiaries
[ 2022
Weighted average interest 1.45%
Due 2022 to 2048

	Yen in millions
	March 31,
	2022	2023

2023
Weighted average interest 2.72%
Due 2023 to 2048]	10,257,689	10,561,816
Unsecured bonds of the parent
[ 2022
Weighted average interest 1.32%
Due 2022 to 2037
2023
Weighted average interest 1.29%
Due 2023 to 2037]	1,123,145	1,127,650
Unsecured bonds of consolidated subsidiaries
[ 2022
Weighted average interest 1.99%
Due 2022 to 2028
2023
Weighted average interest 2.54%
Due 2023 to 2028]	1,664,634	1,621,444
Secured bonds of consolidated subsidiaries
[ 2022
Weighted average interest 5.81%
Due 2022 to 2024
2023
Weighted average interest 6.53%
Due 2023 to 2026]	32,174	37,294

	21,970,573	24,333,981
Less - Current portion due within one year	(7,026,845)	(7,648,596)

	14,943,727	16,685,384

Disclosure of Asset Pledged as Collateral
(4) Assets pledges as collateral
The breakdown of assets pledged as collateral mainly for loans of consolidated subsidiaries is as follows:

	Yen in millions
	March 31,
	2022	2023

Property, plant and equipment	1,474,647	1,498,448
Other assets	3,582,826	5,459,877

Total	5,057,473	6,958,325